Other intangible assets (Tables)	12 Months Ended
Mar. 31, 2023
Intangible assets other than goodwill [abstract]
Schedule of intangible assets	Amortisation periods for other intangible assets are:

				Years
Software				3 to 10
Regulatory licences				Indefinite

	Regulatory licences[1] £m	Software £m	Assets in the course of construction £m	Total £m
Cost at 1 April 2021	—	2,120	686	2,806
Exchange adjustments	—	69	11	80
Additions	—	15	513	528
Acquisition of NGED (note 37)	1,714	49	—	1,763
Disposals	—	(7)	—	(7)
Reclassifications[2]	—	260	(302)	(42)
Reclassification to held for sale (note 10)	—	(431)	(38)	(469)
Cost at 1 April 2022	1,714	2,075	870	4,659
Exchange adjustments	—	79	32	111
Additions	—	34	544	578
Disposals	—	(17)	—	(17)
Reclassifications[2,3]	—	895	(885)	10
Cost at 31 March 2023	1,714	3,066	561	5,341
Accumulated amortisation at 1 April 2021	—	(1,363)	—	(1,363)
Exchange adjustments	—	(33)	—	(33)
Amortisation charge for the year	—	(297)	—	(297)
Impairment[4]	—	—	(10)	(10)
Accumulated amortisation of disposals	—	7	—	7
Reclassification to held for sale (note 10)	—	309	—	309
Accumulated amortisation at 1 April 2022	—	(1,377)	(10)	(1,387)
Exchange adjustments	—	(51)	—	(51)
Amortisation charge for the year	—	(291)	—	(291)
Accumulated amortisation of disposals	—	15	—	15
Reclassifications[3]	—	(23)	—	(23)
Accumulated amortisation at 31 March 2023	—	(1,727)	(10)	(1,737)
Net book value at 31 March 2023⁵	1,714	1,339	551	3,604
Net book value at 31 March 2022	1,714	698	860	3,272
1.Relates to the licence intangibles acquired as part of the acquisition of NGED in the prior year (see note 37). The Group assesses its indefinite-lived intangible assets for impairment annually (see note 11).
2.Reclassifications includes amounts transferred to property, plant and equipment (see note 13).
3.Amounts recognised in the year include adjustments relating to a misclassification between cost and accumulated depreciation in the prior year.
4.Depreciation of assets in the course of construction relate to impairment provision adjustments recognised in the prior year.
5.The Group has capitalised £370 million (2022: £366 million) in relation to the Gas Business Enablement system in the US, of which £369 million (2022: £152 million) is in service and is being amortised over 10 years, with the remainder included within assets in the course of construction. A further £87 million (2022: £103 million) relates to our new UK general ledger system within software and is being amortised over 10 years, having been reclassified from assets in the course of construction to software assets in the prior year.